Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Retroactively Restated Number of Shares Explanatory [Abstract]
Disclosure of Retroactively Restated Number of Shares Explanatory

	Number of shares				In CHF thousands
	Legacy Oculis ordinary shares	Legacy Oculis restricted share awards	Legacy Oculis treasury shares	Oculis ordinary shares (1)	Share capital (2)	Treasury shares (2)	Share premium
Balance as of December 31, 2020 (effect of the recapitalization)	2,646,629	745,511	(114,323)	-	34	(1)	9,773
Restricted shares awards	-	441,419	-	-	4	-	872
Transaction costs	-	-	-	-	-	-	(12)
Balance as of December 31, 2021 (effect of the recapitalization)	2,646,629	1,186,930	(114,323)	-	38	(1)	10,632
Stock option exercised	61,163	-	-	-	1	-	119
Transaction costs	-	-	-	-	-	-	(9)
Balance as of December 31, 2022 (effect of the recapitalization)	2,707,792	1,186,930	(114,323)	-	39	(1)	10,742
Reorganization following Business Combination	(2,707,792)	(1,186,930)	114,323	-	(39)	1	-
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares	-	-	-	3,780,399	38	-	-
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares	-	-	-	16,496,603	165	-	124,637
Issuance of ordinary shares to PIPE investors	-	-	-	7,118,891	71	-	66,983
Issuance of ordinary shares under CLA	-	-	-	1,967,000	20	-	18,348
Issuance of ordinary shares to sponsor	-	-	-	2,047,302	20	-	34,843
Issuance of ordinary shares to non-redeemed shareholders				1,323,178	13	-	12,001
Reorganization	-	-	-	-	-	-	(11,352)
Transaction costs related to the business combination	-	-	-	-	-	-	(4,821)
Proceeds from sale of shares in public offering	-	-	-	3,654,234	36	-	38,143
Transaction costs related to the public offering	-	-	-	-	-	-	(3,361)
Stock option exercised	-	-	-	112,942	1	-	273
Issuance of shares in connection with warrant exercises	-	-	-	149,156	2	-	1,726
Balance as of December 31, 2023	-	-	-	36,649,705	366	-	288,162

(1) Fully paid-in registered shares with a par value of CHF 0.01

(2) Recasted Legacy Oculis shares through the date of the Business Combination